Cover	Feb. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2025
Entity File Number	0-51012
Entity Registrant Name	HEALTHTECH SOLUTIONS, INC./UT
Entity Central Index Key	0001307624
Entity Tax Identification Number	84-2528660
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	615 S. Arapeen Drive
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	844
Local Phone Number	926-3399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false